SUBSEQUENT EVENTS (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Mar. 23, 2026	Jan. 15, 2026	Mar. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Strike price				$ 1
Payments of debt issuance costs				$ 10,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Payments of debt issuance costs	$ 22,500
Employee Agreement [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued		2,500,000
Strike price		$ 0.0825
Stock Equity Purchase Agreement [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued			15,781,601
Exchange of shares			1,549,866